Stockholders' Deficit (Details Textual) (USD $)	9 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jul. 23, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 South African Vie [Member] Controlling Interest [Member]	Dec. 31, 2011 South African Vie [Member] Controlling Interest [Member]	Sep. 30, 2012 South African Vie [Member] Noncontrolling Interest [Member]	Dec. 31, 2011 South African Vie [Member] Noncontrolling Interest [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage					82.64%	82.64%	17.36%	17.36%
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 1	$ 0.01	$ 0.01
Common Stock, Shares Authorized	36,468,368		26,822,215	26,822,215
Common Stock, Shares, Issued	44,822,215		26,822,215	26,822,215
Issuances of common stock (in shares)	9,646,153